RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related party balances and transactions
Total amounts due from the related parties	$ 269	$ 510
Amounts due to related parties	8,373	5,886
Accrued rental expenses	19,041	15,674	12,009
Wuhu Bona
Related party balances and transactions
Total amounts due from the related parties	11	156
Film production services	691	146
Sanya Bona
Related party balances and transactions
Total amounts due from the related parties		3
Shui Shang Quan Jing
Related party balances and transactions
Amounts due to related parties	1,949
Affiliates of Cinema Popular
Related party balances and transactions
Total amounts due from the related parties	257	295
Nongken Group
Related party balances and transactions
Total amounts due from the related parties	1	55
Accrued rental expenses	1,246	1,352	672
Tianjin Nongken Group Real Estate Development Co., Ltd.
Related party balances and transactions
Total amounts due from the related parties		1
Amounts due to related parties	2,527	2,105
Tianjin Nongken Group Culture Investment Co., Ltd.
Related party balances and transactions
Amounts due to related parties	1,759	1,541
Film Workshop
Related party balances and transactions
Amounts due to related parties	1,002	685
Hubei Film Distribution
Related party balances and transactions
Amounts due to related parties	451	463
N&J
Related party balances and transactions
Amounts due to related parties	387
Hunan Xiaoxiang
Related party balances and transactions
Amounts due to related parties	242	248
Beijing Xinliliang
Related party balances and transactions
Amounts due to related parties	56	57
Film production services	7,679
Wuhan Lianzhong
Related party balances and transactions
Amounts due to related parties		784
Mr. Guoqiang Lu
Related party balances and transactions
Amounts due to related parties		$ 3